Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Analysis and reconciliation of reportable segment information
An analysis and reconciliation of the reportable segment information to the respective information in the Exelon consolidated financial statements for the years ended December 31, 2021, 2020, and 2019 is as follows:

	ComEd	PECO	BGE	PHI	Other(a)	Intersegment Eliminations	Exelon
Operating revenues(b):
2021
Electric revenues	$6,406	$2,659	$2,505	$4,860	$—	$(35)	$16,395
Natural gas revenues	—	539	836	168	—	—	1,543
Shared service and other revenues	—	—	—	13	2,213	(2,226)	—
Total operating revenues	$6,406	$3,198	$3,341	$5,041	$2,213	$(2,261)	$17,938

2020
Electric revenues	$5,904	$2,543	$2,336	$4,485	$—	$(44)	$15,224
Natural gas revenues	—	515	762	162	—	—	1,439
Shared service and other revenues	—	—	—	16	2,035	(2,051)	—
Total operating revenues	$5,904	$3,058	$3,098	$4,663	$2,035	$(2,095)	$16,663

2019
Electric revenues	$5,747	$2,490	$2,379	$4,626	$—	$(21)	$15,221
Natural gas revenues	—	610	727	167	—	—	1,504
Shared service and other revenues	—	—	—	13	1,921	(1,934)	—
Total operating revenues	$5,747	$3,100	$3,106	$4,806	$1,921	$(1,955)	$16,725

Intersegment revenues(c):
2021	$41	$21	$31	$13	$2,203	$(2,252)	$57
2020	37	9	20	17	2,024	(2,084)	23
2019	30	6	26	14	1,913	(1,948)	41
Depreciation and amortization:
2021	$1,205	$348	$591	$821	$67	$1	$3,033
2020	1,133	347	550	782	79	—	2,891
2019	1,033	333	502	754	95	—	2,717
Operating expenses:
2021	$5,151	$2,547	$2,860	$4,240	$2,045	$(1,587)	$15,256
2020	4,950	2,512	2,598	4,045	1,882	(1,502)	14,485
2019	4,580	2,388	2,574	4,084	1,830	(1,383)	14,073

	ComEd	PECO	BGE	PHI	Other(a)	Intersegment Eliminations	Exelon
Interest expense, net:
2021	$389	$161	$138	$267	$335	$(1)	$1,289
2020	382	147	133	268	380	(3)	1,307
2019	359	136	121	263	343	—	1,222
Income (loss) from continuing operations before income taxes:
2021	$914	$516	$373	$603	$(149)	$(603)	$1,654
2020	615	417	390	418	(151)	(597)	1,092
2019	851	593	439	514	(127)	(632)	1,638
Income taxes:
2021	$172	$12	$(35)	$42	$8	$(161)	$38
2020	177	(30)	41	(77)	35	(153)	(7)
2019	163	65	79	38	(32)	(160)	153
Net income (loss) from continuing operations:
2021	$742	$504	$408	$561	$(156)	$(443)	$1,616
2020	438	447	349	495	(184)	(446)	1,099
2019	688	528	360	477	(95)	(472)	1,486
Capital expenditures:
2021	$2,387	$1,240	$1,226	$1,720	$67	$—	$6,640
2020	2,217	1,147	1,247	1,604	74	—	6,289
2019	1,915	939	1,145	1,355	45	—	5,399
Total assets:
2021	$36,470	$13,824	$12,324	$24,744	$7,626	$(8,319)	$86,669
2020	34,466	12,531	11,650	23,736	8,894	(8,454)	82,823
__________
(a)Other primarily includes Exelon’s corporate operations, shared service entities, and other financing and investment activities.
(b)Includes gross utility tax receipts from customers. The offsetting remittance of utility taxes to the governing bodies is recorded in expenses in the Registrants’ Consolidated Statements of Operations and Comprehensive Income. See Note 22 — Supplemental Financial Information for additional information on total utility taxes.
(c)See Note 23 — Related Party Transactions for additional information on intersegment revenues.
PHI:

	Pepco	DPL	ACE	Other(a)	Intersegment Eliminations	PHI
Operating revenues(b):
2021
Electric revenues	$2,274	$1,212	$1,388	$—	$(14)	$4,860
Natural gas revenues	—	168	—	—	—	168
Shared service and other revenues	—	—	—	379	(366)	13
Total operating revenues	$2,274	$1,380	$1,388	$379	$(380)	$5,041
2020
Electric revenues	$2,149	$1,109	$1,245	$—	$(18)	$4,485
Natural gas revenues	—	162	—	—	—	162
Shared service and other revenues	—	—	—	372	(356)	16
Total operating revenues	$2,149	$1,271	$1,245	$372	$(374)	$4,663
2019
Electric revenues	$2,260	$1,139	$1,240	$—	$(13)	$4,626
Natural gas revenues	—	167	—	—	—	167
Shared service and other revenues	—	—	—	396	(383)	13
Total operating revenues	$2,260	$1,306	$1,240	$396	$(396)	$4,806
Intersegment revenues(c):
2021	$5	$7	$2	$380	$(381)	$13
2020	7	9	4	372	(375)	17
2019	5	7	3	396	(397)	14
Depreciation and amortization:
2021	$403	$210	$179	$29	$—	$821
2020	377	191	180	34	—	782
2019	374	184	157	39	—	754
Operating expenses:
2021	$1,871	$1,161	$1,201	$388	$(381)	$4,240
2020	1,799	1,120	1,123	378	(375)	4,045
2019	1,899	1,089	1,089	403	(396)	4,084
Interest expense, net:
2021	$140	$61	$58	$8	$—	$267
2020	138	61	59	10	—	268
2019	133	61	58	10	1	263
Income (loss) before income taxes:
2021	$311	$170	$133	$(11)	$—	$603
2020	259	100	71	(12)	—	418
2019	259	169	99	(13)	—	514
Income taxes:
2021	$15	$42	$(13)	$(2)	$—	$42
2020	(7)	(25)	(41)	(4)	—	(77)
2019	16	22	—	—	—	38

	Pepco	DPL	ACE	Other(a)	Intersegment Eliminations	PHI
Net income (loss):
2021	$296	$128	$146	$(9)	$—	$561
2020	266	125	112	(8)	—	495
2019	243	147	99	(12)	—	477
Capital expenditures:
2021	$843	$429	$445	$3	$—	$1,720
2020	773	424	401	6	—	1,604
2019	626	348	375	6	—	1,355
Total assets:
2021	$9,903	$5,412	$4,556	$4,933	$(60)	$24,744
2020	9,264	5,140	4,286	5,079	(33)	23,736
__________
(a)Other primarily includes PHI’s corporate operations, shared service entities, and other financing and investment activities.
(b)Includes gross utility tax receipts from customers. The offsetting remittance of utility taxes to the governing bodies is recorded in expenses in the Registrants’ Consolidated Statements of Operations and Comprehensive Income. See Note 22 — Supplemental Financial Information for additional information on total utility taxes.
(c)Includes intersegment revenues with ComEd, BGE, and PECO, which are eliminated at Exelon.

Analysis and reconciliation of reportable segment revenues for Generation	The following tables disaggregate the revenues recognized from contracts with customers into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. For the Utility Registrants, the disaggregation of revenues reflects the two primary utility services of electric sales and natural gas sales (where applicable), with further disaggregation of these tariff sales provided by major customer groups. Exelon's disaggregated revenues are consistent with the Utility Registrants, but exclude any intercompany revenues.
Schedule of Revenue by Major Customers by Reporting Segments

	2021
Revenues from contracts with customers	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Electric revenues
Residential	$3,233	$1,704	$1,375	$2,441	$1,003	$694	$744
Small commercial & industrial	1,571	422	267	521	135	193	193
Large commercial & industrial	559	243	459	1,123	844	94	185
Public authorities & electric railroads	45	31	27	58	31	14	13
Other(a)	926	229	371	634	205	201	229
Total electric revenues(b)	$6,334	$2,629	$2,499	$4,777	$2,218	$1,196	$1,364
Natural gas revenues
Residential	$—	$372	$518	$97	$—	$97	$—
Small commercial & industrial	—	136	83	42	—	42	—
Large commercial & industrial	—	—	147	7	—	7	—
Transportation	—	24	—	14	—	14	—
Other(c)	—	7	68	8	—	8	—
Total natural gas revenues(d)	$—	$539	$816	$168	$—	$168	$—
Total revenues from contracts with customers	$6,334	$3,168	$3,315	$4,945	$2,218	$1,364	$1,364
Other revenues
Revenues from alternative revenue programs	$42	$26	$12	$91	$53	$14	$24
Other electric revenues(e)	30	4	11	5	3	2	—
Other natural gas revenues(e)	—	—	3	—	—	—	—
Total other revenues	$72	$30	$26	$96	$56	$16	$24
Total revenues for reportable segments	$6,406	$3,198	$3,341	$5,041	$2,274	$1,380	$1,388

	2020
Revenues from contracts with customers	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Electric revenues
Residential	$3,090	$1,656	$1,345	$2,332	$988	$652	$692
Small commercial & industrial	1,399	386	241	472	132	171	169
Large commercial & industrial	515	228	406	1,001	736	89	176
Public authorities & electric railroads	45	29	27	60	34	13	13
Other(a)	884	225	309	613	218	190	207
Total electric revenues(b)	$5,933	$2,524	$2,328	$4,478	$2,108	$1,115	$1,257
Natural gas revenues
Residential	$—	$361	$504	$96	$—	$96	$—
Small commercial & industrial	—	126	79	42	—	42	—
Large commercial & industrial	—	—	135	4	—	4	—
Transportation	—	24	—	14	—	14	—
Other(c)	—	4	29	6	—	6	—
Total natural gas revenues(d)	$—	$515	$747	$162	$—	$162	$—
Total revenues from contracts with customers	$5,933	$3,039	$3,075	$4,640	$2,108	$1,277	$1,257
Other revenues
Revenues from alternative revenue programs	$(47)	$16	$16	$21	$40	$(7)	$(12)
Other electric revenues(e)	18	3	5	2	1	1	—
Other natural gas revenues(e)	—	—	2	—	—	—	—
Total other revenues	$(29)	$19	$23	$23	$41	$(6)	$(12)
Total revenues for reportable segments	$5,904	$3,058	$3,098	$4,663	$2,149	$1,271	$1,245

	2019
Revenues from contracts with customers	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Electric revenues
Residential	$2,916	$1,596	$1,326	$2,316	$1,012	$645	$659
Small commercial & industrial	1,463	404	254	505	149	186	170
Large commercial & industrial	540	219	436	1,112	833	99	180
Public authorities & electric railroads	47	29	27	61	34	14	13
Other(a)	888	249	321	650	227	204	218
Total electric revenues(b)	$5,854	$2,497	$2,364	$4,644	$2,255	$1,148	$1,240
Natural gas revenues
Residential	$—	$409	$474	$96	$—	$96	$—
Small commercial & industrial	—	169	77	44	—	45	—
Large commercial & industrial	—	1	132	5	—	5	—
Transportation	—	25	—	14	—	14	—
Other(c)	—	6	31	7	—	7	—
Total natural gas revenues(d)	$—	$610	$714	$166	$—	$167	$—
Total revenues from contracts with customers	$5,854	$3,107	$3,078	$4,810	$2,255	$1,315	$1,240
Other revenues
Revenues from alternative revenue programs	$(133)	$(21)	$12	$(14)	$(3)	$(11)	$—
Other electric revenues(e)	26	13	12	10	8	2	—
Other natural gas revenues(e)	—	1	4	—	—	—	—
Total other revenues	$(107)	$(7)	$28	$(4)	$5	$(9)	$—
Total revenues for reportable segments	$5,747	$3,100	$3,106	$4,806	$2,260	$1,306	$1,240
__________
(a)Includes revenues from transmission revenue from PJM, wholesale electric revenue and mutual assistance revenue.
(b)Includes operating revenues from affiliates in 2021, 2020, and 2019 respectively of:
•$41 million, $37 million, and $30 million at ComEd
•$20 million, $8 million, and $5 million at PECO
•$13 million, $10 million, and $8 million at BGE
•$13 million, $17 million, and $14 million at PHI
•$5 million, $7 million, and $5 million at Pepco
•$7 million, $9 million, and $7 million at DPL
•$2 million, $4 million, and $3 million at ACE
(c)Includes revenues from off-system natural gas sales.
(d)Includes operating revenues from affiliates in 2021, 2020, and 2019 respectively of:
•$1 million, $1 million, and $1 million at PECO
•$18 million, $10 million, and $18 million at BGE
(e)Includes late payment charge revenues.